Property, equipment, intangible assets and leases (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of property and equipment
(a)    Property and equipment

	Data processing system	Furniture and equipment	Security systems	Facilities	Fixed assets in progress	Other	Total

Balance as of January 1, 2021	33,882	22,616	1,003	44,921	101,610	—	204,032
Additions	37,469	93	229	4	63,250	34,399	135,444
Write-offs	(298)	(728)	(170)	(375)	(729)	—	(2,300)
Transfers	5	(15)	15	—	—	—	5
Foreign exchange	(31)	245	(327)	3	—	—	(110)
Depreciation in the year	(13,096)	(3,990)	(60)	(5,353)	(35)	(573)	(23,107)
Balance as of December 31, 2021	57,931	18,221	690	39,200	164,096	33,826	313,964
Cost	89,376	31,813	1,584	54,535	164,096	34,399	375,803
Accumulated depreciation	(31,445)	(13,592)	(894)	(15,335)	—	(573)	(61,839)

Balance as of January 1, 2022	57,931	18,221	690	39,200	164,096	33,826	313,964
Additions	10,775	152	1,542	245	31,849	—	44,563
Write-offs	—	—	—	—	(1,179)	—	(1,179)
Transfers	101	41	—	104	(15,264)	—	(15,018)
Foreign exchange	21	(58)	—	(407)	—	—	(444)
Depreciation in the year	(18,774)	(3,649)	(93)	(5,019)	(17)	(3,440)	(30,992)
Balance as of December 31, 2022	50,054	14,707	2,139	34,123	179,485	30,386	310,894
Cost	101,101	31,291	2,557	54,553	179,485	34,399	403,386
Accumulated depreciation	(51,047)	(16,584)	(418)	(20,430)	—	(4,013)	(92,492)

Balance as of January 1, 2023	50,054	14,707	2,139	34,123	179,485	30,386	310,894
Additions	9,124	11,328	728	338	44,486	—	66,004
Business combination (Note 5(ii))	35,945	1,881	94	797	816	—	39,533
Write-offs	(1,059)	(158)	(8)	(52)	—	—	(1,277)
Transfers	—	1,501	624	18,041	(20,166)	—	—
Foreign exchange	779	16	1	60	—	—	856
Depreciation in the year	(26,923)	(4,740)	(260)	(7,285)	—	(3,440)	(42,648)
Balance as of December 31, 2023	67,920	24,535	3,318	46,022	204,621	26,946	373,362
Cost	178,361	46,815	4,490	90,191	204,621	34,399	558,877
Accumulated depreciation	(110,441)	(22,280)	(1,172)	(44,169)	—	(7,453)	(185,515)

Summary of intangible assets
(b)    Intangible assets

	Software	Goodwill	Customer list	Trademarks	Other intangible assets	Total

Balance as of January 1, 2021	115,153	474,366	58,285	10,748	55,010	713,562
Additions	146,761	—	40,000	—	30,808	217,569
Business combination	1,734	68,379	—	485	—	70,598
Write-offs	(13,536)	—	—	(1,000)	(2,675)	(17,211)
Transfers	51,994	—	—	485	(52,484)	(5)
Foreign exchange	(971)	—	—	341	204	(426)
Amortization in the year	(148,803)	—	(5,796)	(8,492)	(21)	(163,112)
Balance as of December 31, 2021	152,332	542,745	92,489	2,567	30,842	820,975
Cost	303,724	542,745	116,050	88,877	30,918	1,082,314
Accumulated amortization	(151,392)	—	(23,561)	(86,310)	(76)	(261,339)

Balance as of January 1, 2022	152,332	542,745	92,489	2,567	30,842	820,975
Additions	13,655	—	13,000	—	55,757	82,412
Business combination (Note 5(ii))	—	60,037	—	—	—	60,037
Write-offs	(7,337)	(156)	(12,133)	—	—	(19,626)
Transfers	10,125	(7,404)	(21,189)	18,468	—	—
Foreign exchange	(3,986)	—	—	—	(1)	(3,987)
Amortization in the year	(76,450)	—	(10,663)	(8,495)	(21)	(95,629)
Balance as of December 31, 2022	88,339	595,222	61,504	12,540	86,577	844,182
Cost	276,195	595,222	141,252	25,000	86,674	1,124,343
Accumulated amortization	(187,856)	—	(79,748)	(12,460)	(97)	(280,161)

Balance as of January 1, 2023	88,339	595,222	61,504	12,540	86,577	844,182
Additions	22,387	—	58,692	—	49,140	130,219
Business combination (Note 5(ii))	46,916	1,257,605	355,730	29,909	—	1,690,160
Write-offs	(4,945)	(19,420)	—	(3,113)	(2,722)	(30,200)
Transfers	77,964	—	(7,876)	7,090	(77,178)	—
Foreign exchange	—	—	—	—	1,494	1,494
Amortization in the year	(71,680)	—	(35,076)	(11,468)	(15,586)	(133,810)
Balance as of December 31, 2023	158,981	1,833,407	432,974	34,958	41,725	2,502,045
Cost	302,560	1,833,407	555,674	51,110	41,725	2,784,476
Accumulated amortization	(143,579)	—	(122,700)	(16,152)	—	(282,431)

Disclosure of quantitative information about right-of-use assets [text block]
d)    Leases
Set out below are the carrying amounts of the Group’s right-of-use assets and lease liabilities and the movements during the period:

	Right-of-use assets	Lease liabilities

As of January 1, 2022	284,509	318,555
Additions (i)	49,764	49,853
Depreciation expense	(79,256)	—
Interest expense	—	22,794
Revaluation	8,929	(89)
Effects of exchange rate	(5,455)	(5,820)
Payment of lease liabilities	—	(99,655)
As of December 31, 2022	258,491	285,638

Current	—	69,722
Non-current	258,491	215,916

As of January 1, 2023	258,491	285,638
Additions (i)	90,851	116,774
Business combination (Note 5(ii))	17,493	19,802
Depreciation expense	(75,955)	—
Write-offs	(114)	(675)
Interest expense	(3,864)	22,927
Revaluation	1,187	—
Effects of exchange rate	(6,285)	(6,967)
Payment of lease liabilities	—	(132,737)
As of December 31, 2023	281,804	304,762

Current	—	123,978
Non-current	281,804	180,784

(i)Additions to right-of-use assets in the period include prepayments to lessors and accrued liabilities.